Investments (Mortgage Loans by Portfolio Segment) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Company-held mortgage loans held-for-investment, net
Commercial mortgage loans	$ 7,260	$ 6,523
Percentage of loans receivable on commercial mortgage loans	67.50%	69.60%
Agricultural mortgage loans	$ 2,276	$ 1,892
Percentage of loans receivable on agricultural mortgage loans	21.20%	20.20%
Residential mortgage loans	$ 1,138	$ 867
Percentage of loans receivable on residential mortgage loans	10.60%	9.20%
Subtotal (1)	$ 10,674	$ 9,282
Percentage of loans receivable on subtotal	99.30%	99.00%
Valuation allowances (2)	$ (47)	$ (40)
Percentage of loans receivable on valuation allowances	0.40%	0.40%
Subtotal mortgage loans, net	$ 10,627	$ 9,242
Percentage of loans receivable on subtotal mortgage loans held-for-investment, net	98.90%	98.60%
Percentage of loans receivable on commercial mortgage loans held by consolidated securitization entities - fair value option	1.10%	1.40%
Total mortgage loans, net	$ 10,742	$ 9,378
Percentage of total mortgage loans, net	100.00%	100.00%
Variable Interest Entity, Primary Beneficiary, Consolidated Securitization Entities
Company-held mortgage loans held-for-investment, net
Total mortgage loans, net	$ 115	$ 136